Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands		Total	Share capital	Treasury shares	Capital reserves	Profit reserves Legal	Profit reserves Statutory	Additional paid-in capital	Other comprehensive income [1]	Retained earnings	Equity attributable to controlling shareholders	Non-controlling interest
Balance on at Dec. 31, 2014		R$ 82,291,805	R$ 38,100,000	R$ (298,015)	R$ 35,973	R$ 5,193,467	R$ 38,571,882	R$ 70,496	R$ (659,501)	R$ 1,153,439	R$ 82,167,741	R$ 124,064
Net income		18,237,905								18,132,906	18,132,906	104,999
Financial assets available for sale		(3,403,920)							(3,403,920)		(3,403,920)
Foreign currency translation adjustment		60,697							60,697		60,697
Comprehensive income		14,894,682									14,789,683	104,999
Increase of non-controlling shareholders' interest		28,446										28,446
Purchase of treasury shares		(133,033)		(133,033)							(133,033)
Capital increase with reserves	[2]		5,000,000				(5,000,000)
Transfers to reserves						859,482	10,295,189			(11,154,671)
Interest on equity and dividends		(6,167,138)								(6,034,964)	(6,034,964)	(132,174)
Balance on at Dec. 31, 2015		90,914,762	43,100,000	(431,048)	35,973	6,052,949	43,867,071	70,496	(4,002,724)	2,096,710	90,789,427	125,335
Net income		17,992,726								17,894,249	17,894,249	98,477
Financial assets available for sale		3,711,027							3,711,027		3,711,027
Foreign currency translation adjustment		(107,011)							(107,011)		(107,011)
Comprehensive income		21,596,742									21,498,265	98,477
Increase of non-controlling shareholders' interest		3,265										3,265
Purchase of treasury shares		(9,466)		(9,466)							(9,466)
Capital increase with reserves	[3]		8,000,000				(8,000,000)
Transfers to reserves						754,179	7,353,617			(8,107,796)
Interest on equity and dividends		(7,026,096)								(6,975,782)	(6,975,782)	(50,314)
Balance on at Dec. 31, 2016		105,479,207	51,100,000	(440,514)	35,973	6,807,128	43,220,688	70,496	(398,708)	4,907,381	105,302,444	176,763
Net income		17,314,603								17,089,364	17,089,364	225,239
Financial assets available for sale		2,187,365							2,187,365		2,187,365
Foreign currency translation adjustment		29,002							29,002		29,002
Comprehensive income		19,530,970									19,305,731	225,239
Increase of non-controlling shareholders' interest		2,099										2,099
Capital increase with reserves	[4]		8,000,000				(8,000,000)
Transfers to reserves						732,888	6,720,523			(7,453,411)
Interest on shareholders' equity		(7,318,572)								(7,204,344)	(7,204,344)	(114,228)
Balance on at Dec. 31, 2017		R$ 117,693,704	R$ 59,100,000	R$ (440,514)	R$ 35,973	R$ 7,540,016	R$ 41,941,211	R$ 70,496	R$ 1,817,659	R$ 7,338,990	R$ 117,403,831	R$ 289,873

[1]	In 2017, consists, basically of unrealized net gains/losses of marketable securities, classified as available for sale (Notes 21 and 23), whose accumulated effect net of taxes amounts to R$ (1,070,252) thousand (December 2016 - R$ 154,958 thousand);
[2]	At Special Shareholders' Meeting held on March 10, 2015, the shareholders deliberated the increase of Capital stock by R$ 5,000,000 thousand, from R$ 38,100,000 thousand to R$ 43,100,000 thousand, through capitalization of part of the balance of the caption 'Profit reserves - Statutory Reserve', in conformity with Article 169 of Law No. 6.404/76, with bonus of 20% in shares, with issuance of 841,454,808 new registered shares, without par value, of which 420,727,426 are common and 420,727,382 are preferred shares. These shares are granted to the shareholders, free of charge, as bonus, at the proportion of two (2) new share to each ten (10) shares of the same type held by them, which benefits the shareholders enrolled in the records of Bradesco on March 26, 2015;
[3]	At Special Shareholders' Meeting held on March 10, 2016, the shareholders approved the Board of Directors' proposal to increase the capital by R$ 8,000,000 thousand, from R$ 43,100,000 thousand to R$ 51,100,000 thousand, with bonus in shares, through capitalization of part of the balance of the caption 'Profit reserves - Statutory Reserve', in conformity with Article 169 of Law No. 6.404/76, with issuance of 504,872,885 new registered shares, without par value, of which 252,436,456 are common and 252,436,429 are preferred shares, which will be granted to the shareholders, free of charge, as bonus, at the proportion of 1 new share to each 10 shares of the same type held by them on the base date; and
[4]	At Special Shareholders' Meeting held on March 10, 2017, the shareholders approved the Board of Directors' proposal to increase the capital by R$ 8,000,000 thousand, from R$ 51,100,000 thousand to R$ 59,100,000 thousand, with bonus in shares, through capitalization of part of the balance of the caption 'Profit reserves - Statutory Reserve', in conformity with Article 169 of Law No. 6.404/76, with issuance of 555,360,173 new registered shares, without par value, of which 277,680,101 are common and 277,680,072 are preferred, which were granted to the shareholders, free of charge, as bonus, at the proportion of 1 new share to each 10 shares of the same type held by them on the base date.